Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(16.90%)	(9.90%)	(15.00%)
R&D credits	(3.40%)	(12.70%)	(2.00%)
Change in valuation allowance and others	(2.80%)	0.30%	2.00%
Effective tax rate	1.90%	2.70%	10.00%